UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/2006

Check here if Amendment [  ] Amendment Number:
        This amendment (Check only one):    [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Great-West Life & Annuity Insurance Company
Address:       8515 East Orchard Road
               Greenwood Village, Colorado 80111

Form 13F File Number:  28-10698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mary Maiers
Title:  AVP, Investment Reporting and Control
Phone:  (303) 737-4743

Signature, Place and Date of Signing:    /s/Mary Maiers
                                     Greenwood Village, Colorado       4/25/2006


Report Type (Check only one.):

[   ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         28-06386          GW Capital Management, LLC



                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     127,983

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries].

NONE



               Great-West Life and Annuity Insurance Company
                                1st Quarter 2006
                                    Form 13F


Date
3/31/2006
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

Column 1                        Column 2          Column 3   Column 4   Column 5           Column 6   Column 7  Column 8
                                                                                                                Voting
                                                              Value     Shrs or  SH/  Put/ Investment Other     Authority
Name of Issuer                Title of Class      Cusip     (x$1,000)   Prn Amt  PRN  Call Discretion Managers   Sole    Shared None
AMR CORP                      COMMON STOCK        001765106     $234     8,634   SH           SOLE                  8,634
ENTERPRISE PRODUCTS PARTNERS  COMMON STOCK        293792107     $272    11,000   SH           SOLE                 11,000
GREAT PLAINS ENERGY INC       COMMON STOCK        391164100     $253     9,000   SH           SOLE                  9,000
ISHARES GS $ INVESTOP         CORPORATE BOND FUND 464287242 $126,013 1,196,700   SH           SOLE              1,196,700
KINDER MORGAN ENERGY PARTNERS COMMON STOCK        494550106     $270     5,600   SH           SOLE                  5,600
LACLEDE GROUP INC             COMMON STOCK        505597104     $213     6,200   SH           SOLE                  6,200
MATTEL INC                    COMMON STOCK        577081102      $82     4,500   SH           SOLE                  4,500
TC PIPELINES LP               COMMON STOCK        87233Q108     $190     5,600   SH           SOLE                  5,600
USA MOBILITY INC              COMMON STOCK        90341G103     $136     4,772   SH           SOLE                  4,772
VERIZON COMMUNICATIONS        COMMON STOCK        92343V104      $14       406   SH           SOLE                    406
WASHINGTON GROUP INTL INC     COMMON STOCK        938862208     $307     5,357   SH           SOLE                  5,357
Securities Count:  11       Total in U.S. Currency          $127,983   1,257,769                                1,257,769
